Commitments, contingencies and guarantees - Additional Information (Detail)	Dec. 05, 2014 USD ($)	Oct. 31, 2014 Subsequent Event [Member] JPY (¥)	Jan. 31, 2008 Tax notice issued by tax authorities in Pescara, Italy [Member] EUR (€)	Jun. 30, 2012 Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member] USD ($)	Mar. 31, 2011 Action by PT Bank Mutiara Tbk. [Member] USD ($)	Apr. 30, 2011 Action by the Federal Home Loan Bank of Boston [Member] USD ($)	Oct. 31, 2011 Action by the National Credit Union Administration Board [Member] USD ($)	Jul. 31, 2011 Action by the National Credit Union Administration Board [Member] USD ($)	Sep. 30, 2011 Action by the Federal Housing Finance Agency [Member] USD ($)	Nov. 30, 2011 Claim filed by the Madoff Trustee [Member] USD ($)	Aug. 31, 2012 Action by the Prudential Insurance Company of America [Member] USD ($)	Mar. 31, 2014 Action by Banca Monte dei Paschi di Siena SpA [Member] EUR (€)	Apr. 15, 2013 Action by Banca Monte dei Paschi di Siena SpA [Member] EUR (€)	Mar. 31, 2013 Action by Banca Monte dei Paschi di Siena SpA [Member] EUR (€)	Jul. 25, 2014 Seizure order from the Court in Palermo, Sicily [Member] EUR (€)	Jul. 15, 2014 Seizure order from the Court in Palermo, Sicily [Member] EUR (€)	Sep. 30, 2014 NSC [Member]	Apr. 30, 2013 NSC [Member] JPY (¥)	Apr. 30, 2012 NSC [Member] JPY (¥)
Contingencies
Current estimate of maximum reasonably possible loss			€ 33,800,000	$ 35,000,000						$ 21,000,000		€ 1,500,000,000						¥ 10,247,000,000	¥ 5,102,000,000
Claim against special purpose company rights					156,000,000
Compensatory damages with original principal amount issued in offering						406,000,000	50,000,000	83,000,000	2,046,000,000
Amount of residential mortgage-backed securities plaintiffs purchased											183,000,000
Damages for unlawful conduct of former directors														700,000,000
Seized assets by Public Prosecutor													1,900,000,000
Coupon payment																6,900,000
Cash and other financial assets															98,300,000
Number of significant clients																	5,210,000
Currency-linked structured notes purchased																			16
Equity-linked structured notes purchased																		11
Damages for losses on currency derivative transactions		2,143,000,000
Other mortgage-related contingencies [Abstract]
Loan repurchase claims received against the relevant subsidiaries	3,203,000,000
Loans with a total original principal balance of repurchase claims rejected	$ 1,818,000,000